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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.
Government Fund – September 30, 2012
MORTGAGE BACKED SECURITIES - 9.9%	Par Value	Value (Note 1)
Fannie Mae - 2.8%
5.5%, 2/1/18 Pool # 555345	12,350	$ 13,397
5%, 6/1/18 Pool # 555545	25,893	28,238
6.5%, 5/1/32 Pool # 636758	5,881	6,801
6.5%, 6/1/32 Pool # 254346	8,006	9,260
6%, 8/1/32 Pool # 254405	12,915	14,619
4.5%, 12/1/35 Pool # 745147	76,314	82,746
5.5%, 1/1/38 Pool # 953589	21,272	23,330
		178,391
Freddie Mac - 5.7%
5.5%, 8/1/17 Pool # E90778	9,511	10,306
4.5%, 11/1/23 Pool # G13342	22,308	23,947
3%, 12/1/26 Pool # J17506	92,746	98,105
3%, 1/1/27 Pool # G18420	82,486	87,253
6.5%, 6/1/32 Pool # C01364	7,667	8,873
4%, 10/1/40 Pool # A94362	131,416	141,455
		369,939
Ginnie Mae - 1.4%
7%, 9/20/27 Pool # e 2483	5,259	6,291
6%, 2/15/38 Pool # 676516	21,412	24,208
4%, 4/15/39 Pool # 698089	56,707	62,683
		93,182
Total Mortgage Backed Securities
(Cost $603,206)		641,512

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.4%
Fannie Mae - 27.6%
3.625%, 2/12/13	150,000	151,893
4.75%, 2/21/13	150,000	152,666
4.375%, 7/17/13	150,000	154,938
4.625%, 10/15/13	125,000	130,765
2.375%, 7/28/15	200,000	211,251
1.625%, 10/26/15	200,000	207,467
2.375%, 4/11/16	250,000	266,723
1.25%, 1/30/17	500,000	513,804
		1,789,507
Federal Home Loan Bank - 12.6%
4%, 9/6/13	150,000	155,343
3.125%, 12/13/13	100,000	103,502
1.375%, 5/28/14	250,000	255,050
3.375%, 6/12/20	265,000	303,957
		817,852
Freddie Mac - 15.0%
4.5%, 7/15/13	150,000	155,148
2.875%, 2/9/15	125,000	132,431
2.5%, 5/27/16	350,000	375,711
1.25%, 5/12/17	300,000	307,462
		970,752
U.S. Treasury Note - 32.2%
4%, 11/15/12	150,000	150,196
0.625%, 1/31/13	150,000	150,269
0.5%, 11/15/13	350,000	351,203
4.25%, 8/15/14	100,000	107,473
3.125%, 10/31/16	600,000	664,359
4.5%, 5/15/17	90,000	106,165
3.75%, 11/15/18	150,000	176,086
2.625%, 11/15/20	350,000	386,477
		2,092,228
Total U.S. Government and Agency Obligations
(Cost $5,508,815)		5,670,339

Repurchase Agreement - 2.1%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $38,252 in Fannie Mae Pool #254725 due 5/1/33 and $100,472 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $136,005 (Cost $136,005)		136,005

TOTAL INVESTMENTS - 99.4% (Cost $6,248,026)		6,447,856
NET OTHER ASSETS AND LIABILITIES - 0.6%		39,871
TOTAL ASSETS - 100%		$ 6,487,727

Core Bond Fund – September 30, 2012
CORPORATE NOTES AND BONDS - 50.3%	Par Value	Value (Note 1)
Consumer Discretionary - 2.8%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	27,000	$ 27,962
Comcast Corp., 5.3%, 1/15/14	100,000	105,939
McDonald's Corp., 5.35%, 3/1/18	100,000	121,872
		255,773
Consumer Staples - 9.6%
Bottling Group LLC., 5.125%, 1/15/19	100,000	119,000
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	120,326
CVS Caremark Corp., 5.75%, 6/1/17	100,000	120,731
Kellogg Co., 4.45%, 5/30/16	100,000	111,990
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	184,414
Sysco Corp., 5.25%, 2/12/18	100,000	120,454
Walgreen Co., 4.875%, 8/1/13	100,000	103,548
		880,463
Energy - 7.3%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	55,925
ConocoPhillips, 4.6%, 1/15/15	150,000	163,826
Devon Energy Corp., 6.3%, 1/15/19	125,000	155,398
Enterprise Products Operating LLC., 5.2%, 9/1/20	100,000	117,995
Valero Energy Corp., 6.125%, 2/1/20	150,000	182,473
		675,617
Financials - 13.4%
Allstate Corp./The, 6.2%, 5/16/14	100,000	108,934
American Express Credit Corp., 5.875%, 5/2/13	150,000	154,731
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	159,228
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	109,784
General Electric Capital Corp., 4.8%, 5/1/13	100,000	102,553
JPMorgan Chase & Co., 3.7%, 1/20/15	150,000	158,951
Markel Corp., 6.8%, 2/15/13	75,000	76,438
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	106,093
US Bancorp, 4.2%, 5/15/14	100,000	105,941
Wells Fargo & Co., 4.375%, 1/31/13	150,000	152,006
		1,234,659
Health Care - 5.5%
Abbott Laboratories, 5.6%, 11/30/17	100,000	122,860
Eli Lilly & Co., 4.2%, 3/6/14	100,000	105,401
Merck & Co. Inc., 4%, 6/30/15	150,000	164,350
Pfizer Inc., 5.35%, 3/15/15	100,000	111,866
		504,477
Industrials - 2.6%
Danaher Corp., 3.9%, 6/23/21	100,000	113,554
United Parcel Service Inc., 5.5%, 1/15/18	100,000	121,736
		235,290
Information Technology - 8.0%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	116,227
Google Inc., 3.625%, 5/19/21	100,000	112,716
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	114,076
Intuit Inc., 5.75%, 3/15/17	100,000	116,227
Texas Instruments Inc., 2.375%, 5/16/16	150,000	158,759
Western Union Co./The, 5.93%, 10/1/16	100,000	117,765
		735,770
Materials - 1.1%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	100,116

Total Corporate Notes and Bonds
(Cost $4,341,426)		4,622,165

MORTGAGE BACKED SECURITIES - 20.9%
Fannie Mae - 11.4%
5%, 2/1/19 Pool # 725341	22,048	24,045
6%, 3/1/21 Pool # 745406	31,574	34,070
5.5%, 3/1/21 Pool # 837199	38,080	41,570
6.5%, 5/1/32 Pool # 636758	7,841	9,069
4.5%, 12/1/35 Pool # 745147	76,314	82,745
5%, 2/1/36 Pool # 745275	78,471	85,921
5%, 3/1/36 Pool # 745355	104,879	114,835
5.5%, 5/1/36 Pool # 745516	33,978	37,478
6%, 12/1/36 Pool # 256514	39,673	43,916
6%, 12/1/36 Pool # 902070	41,266	45,680
6%, 12/1/36 Pool # 903002	43,972	48,676
5.5%, 1/1/37 Pool # 905805	78,684	86,397
5.5%, 1/1/38 Pool # 953589	21,272	23,331
6%, 1/1/38 Pool # 965649	22,804	25,244
5%, 4/1/38 Pool # 889260	114,676	125,132
3%, 9/1/42 Pool # AP6568	204,493	216,158
		1,044,267
Freddie Mac - 6.9%
5%, 2/1/21 Pool # G11911	38,885	42,125
4.5%, 4/1/23 Pool # J07302	76,963	82,618
4.5%, 11/1/23 Pool # G13342	44,616	47,894
3%, 12/1/26 Pool # J17506	185,491	196,211
3%, 1/1/27 Pool # G18420	123,729	130,879
6%, 8/1/36 Pool # A51727	25,940	28,560
6.5%, 11/1/36 Pool # C02660	43,800	49,914
5%, 9/1/38 Pool # G04815	53,734	58,269
		636,470
Ginnie Mae - 2.6%
4%, 4/15/39 Pool # 698089	212,651	235,060

Total Mortgage Backed Securities
(Cost $1,799,561)		1,915,797

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.2%
Freddie Mac - 3.2%
5%, 2/16/17	250,000	297,309

U.S. Treasury Bond - 10.1%
5.375%, 2/15/31	350,000	506,297
3.75%, 8/15/41	350,000	418,523
		924,820
U.S. Treasury Note - 11.9%
3.125%, 5/15/19	525,000	598,582
2.625%, 11/15/20	450,000	496,898
		1,095,480
Total U.S. Government and Agency Obligations
(Cost $2,140,528)		2,317,609

Repurchase Agreement - 4.8%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $123,000 in Fannie Mae Pool #254725 due 5/1/33 and $323,070 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $437,326 (Cost $437,326)		437,326

TOTAL INVESTMENTS - 101.2% (Cost $8,718,840)		9,292,897
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(106,450)
TOTAL ASSETS - 100%		$ 9,186,447
LLC-Limited Liability Company
PLC-Public Limited Company

Institutional Bond Fund – September 30, 2012
CORPORATE NOTES AND BONDS - 53.4%	Par Value	Value (Note 1)
Consumer Discretionary - 3.0%
McDonald's Corp., 5.35%, 3/1/18	1,000,000	$ 1,218,719
Target Corp., 2.9%, 1/15/22	2,000,000	2,123,506
		3,342,225
Consumer Staples - 8.2%
Coca-Cola Co./The, 4.875%, 3/15/19	2,000,000	2,387,428
PepsiCo Inc., 4.65%, 2/15/13	1,500,000	1,512,805
Procter & Gamble Co./The, 4.7%, 2/15/19	1,500,000	1,784,180
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,204,542
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	128,097
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,219,918
		9,236,970
Energy - 1.9%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	557,093
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,638,257
		2,195,350
Financials - 18.8%
Allstate Corp./The, 6.2%, 5/16/14	2,000,000	2,178,680
American Express Co., 4.875%, 7/15/13	1,500,000	1,551,247
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,592,284
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,591,864
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,357,918
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	2,045,482
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,119,352
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,538,343
Simon Property Group LP, 4.125%, 12/1/21	2,000,000	2,222,372
US Bancorp, 4.2%, 5/15/14	1,500,000	1,589,120
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,404,004
		21,190,666
Health Care - 4.6%
Abbott Laboratories, 5.6%, 11/30/17	2,000,000	2,457,196
Eli Lilly & Co., 4.2%, 3/6/14	450,000	474,306
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,237,310
		5,168,812
Industrials - 3.1%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,704,638
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,826,034
		3,530,672
Information Technology - 10.6%
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,324,548
Google Inc., 3.625%, 5/19/21	1,500,000	1,690,732
Intel Corp., 1.95%, 10/1/16	2,000,000	2,101,788
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,007,508
Microsoft Corp., 3%, 10/1/20	1,500,000	1,646,129
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,024,890
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,116,786
		11,912,381
Materials - 1.4%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,594,129

Telecommunication Services - 1.8%
AT&T Inc., 1.6%, 2/15/17	2,000,000	2,053,996

Total Corporate Notes and Bonds
(Cost $57,755,400)		$60,225,201

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.0%
Fannie Mae - 6.6%
4.625%, 10/15/14	3,250,000	3,538,194
1.375%, 11/15/16	3,750,000	3,870,442
		7,408,636
Federal Home Loan Bank - 1.8%
3.625%, 5/29/13	2,000,000	2,045,566

Freddie Mac - 9.4%
4.5%, 7/15/13	2,250,000	2,327,225
2.875%, 2/9/15	4,000,000	4,237,800
2.5%, 5/27/16	3,750,000	4,025,475
		10,590,500
U.S. Treasury Note - 25.2%
4%, 11/15/12	2,000,000	2,006,559
1.375%, 1/15/13	5,000,000	5,018,750
0.75%, 9/15/13	4,000,000	4,022,032
2%, 11/30/13	5,000,000	5,104,690
4.25%, 8/15/14	5,000,000	5,373,635
3%, 2/28/17	4,000,000	4,430,624
2.625%, 11/15/20	2,250,000	2,484,493
		28,440,783
Total U.S. Government and Agency Obligations
(Cost $47,602,418)		48,485,485

Repurchase Agreement - 3.1%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $987,612 in Fannie Mae Pool #254725 due 5/1/33 and $2,594,056 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $3,511,460 (Cost $3,511,457)		3,511,457

TOTAL INVESTMENTS - 99.5% (Cost $108,869,274)		112,222,143
NET OTHER ASSETS AND LIABILITIES - 0.5%		516,401
TOTAL ASSETS - 100%		$ 112,738,544
LP - Limited Partnership
PLC-Public Limited Company

Investment Grade Corporate Bond Fund – September 30, 2012
CORPORATE NOTES AND BONDS - 96.3%	Par Value	Value (Note 1)
Consumer Discretionary - 10.7%
Comcast Corp., 6.45%, 3/15/37	420,000	$ 542,830
DIRECTV Holdings LLC. / DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	448,891
McDonald's Corp., 5.8%, 10/15/17	20,000	24,660
Target Corp., 5.875%, 7/15/16	20,000	23,662
Target Corp., 5.375%, 5/1/17	400,000	477,576
Time Warner Cable Inc., 4%, 9/1/21	250,000	276,167
Time Warner Inc., 6.25%, 3/29/41	250,000	317,905
		2,111,691
Consumer Staples - 17.4%
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	10,967
CVS Caremark Corp., 5.75%, 6/1/17	400,000	482,922
General Mills Inc., 5.65%, 2/15/19	380,000	462,214
Kellogg Co., 1.875%, 11/17/16	400,000	413,490
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	12,294
Mondelez International Inc., 6.5%, 8/11/17	20,000	24,616
Mondelez International Inc., 5.375%, 2/10/20	400,000	483,298
PepsiCo Inc., 5.5%, 1/15/40	275,000	358,941
Sysco Corp., 0.55%, 6/12/15	200,000	200,197
Sysco Corp., 5.25%, 2/12/18	25,000	30,114
Walgreen Co., 5.25%, 1/15/19	420,000	493,645
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	462,784
		3,435,482
Energy - 13.3%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,981
ConocoPhillips, 4.6%, 1/15/15	420,000	458,712
Devon Energy Corp., 5.625%, 1/15/14	15,000	15,951
Devon Energy Corp., 5.6%, 7/15/41	400,000	476,402
Enterprise Products Operating LLC., 4.45%, 2/15/43	200,000	198,638
Marathon Oil Corp., 6%, 10/1/17	400,000	489,823
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	288,986
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	203,814
Valero Energy Corp., 6.625%, 6/15/37	410,000	496,494
		2,642,801
Financials - 25.0%
Allstate Corp./The, 5%, 8/15/14	400,000	432,424
American Express Co., 4.875%, 7/15/13	25,000	25,854
American Express Co., 6.15%, 8/28/17	400,000	487,102
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	325,000	344,995
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	21,957
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	482,836
General Electric Capital Corp., 6.75%, 3/15/32	425,000	546,050
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,761
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	437,786
KeyCorp, 5.1%, 3/24/21	250,000	292,865
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	450,893
Simon Property Group LP, 4.125%, 12/1/21	400,000	444,474
US Bancorp, 4.2%, 5/15/14	25,000	26,485
US Bancorp, 2.2%, 11/15/16	400,000	420,295
Wells Fargo & Co., 5.625%, 12/11/17	410,000	492,821
Wells Fargo & Co., 4.6%, 4/1/21	15,000	17,358
		4,945,956
Health Care - 5.0%
Abbott Laboratories, 5.875%, 5/15/16	425,000	501,117
Merck & Co. Inc., 3.875%, 1/15/21	400,000	456,587
Pfizer Inc., 5.35%, 3/15/15	25,000	27,966
		985,670
Industrials – 2.5%
Caterpillar Inc., 5.2%, 5/27/41	20,000	24,980
CSX Corp., 6.15%, 5/1/37	20,000	25,612
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	421,474
United Parcel Service Inc., 5.5%, 1/15/18	20,000	24,347
		496,413
Information Technology - 14.7%
Cisco Systems Inc., 5.5%, 2/22/16	425,000	493,967
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	421,853
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,978
Intel Corp., 1.95%, 10/1/16	300,000	315,268
Intel Corp., 3.3%, 10/1/21	20,000	21,766
International Business Machines Corp., 4.75%, 11/29/12	20,000	20,150
International Business Machines Corp., 1.95%, 7/22/16	400,000	418,160
Intuit Inc., 5.75%, 3/15/17	200,000	232,455
Oracle Corp., 5.75%, 4/15/18	420,000	521,832
Texas Instruments Inc., 1.375%, 5/15/14	400,000	406,376
Western Union Co./The, 5.93%, 10/1/16	20,000	23,553
		2,900,358
Materials - 5.7%
Alcoa Inc., 5.95%, 2/1/37	250,000	250,904
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	436,044
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	24,983
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	425,101
		1,137,032
Utilities - 2.0%
Dominion Resources Inc., 2.75%, 9/15/22	400,000	403,404

Total Corporate Notes and Bonds
(Cost $18,171,562)		19,058,807

Repurchase Agreement – 3.0%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $163,921 in Fannie Mae Pool #254725 due 5/1/33 and $430,554 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $582,822 (Cost $582,821)		582,821

TOTAL INVESTMENTS - 99.3% (Cost $18,754,383)		19,641,628
NET OTHER ASSETS AND LIABILITIES - 0.7%		145,388
TOTAL ASSETS - 100%		$ 19,787,016
LLC-Limited Liability Company
LP - Limited Partnership
PLC-Public Limited Company

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.  In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2012, none of the funds held securities deemed as a Level 3 and there were no transfers between classification levels during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the funds’ investments carried at fair value:
				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2012
Government Fund
Mortgage Backed Securities	$ -	$ 641,512	$ -	$ 641,512
U.S. Government and Agency Obligations		5,670,339		5,670,339
Repurchase Agreement		136,005		136,005
	$ -	$ 6,447,856	$ -	$ 6,447,856
Core Bond Fund
Corporate Notes and Bonds	$ -	$ 4,622,165	$ -	$ 4,622,165
Mortgage Backed Securities		1,915,797		1,915,797
U.S. Government and Agency Obligations		2,317,609		2,317,609
Repurchase Agreement		437,326		437,326
	$ -	$ 9,292,897	$ -	$ 9,292,897
Institutional Bond Fund
Corporate Notes and Bonds	$ -	$ 60,225,201	$ -	$ 60,225,201
U.S. Government and Agency Obligations		48,485,485		48,485,485
Repurchase Agreement		3,511,457		3,511,457
	$ -	$112,222,143	$ -	$112,222,143
Investment Grade Corporate Bond Fund
Corporate Notes and Bonds	$ -	$ 19,058,807	$ -	$ 19,058,807
Repurchase Agreement		582,821		582,821
	$ -	$ 19,641,628	$ -	$ 19,641,628

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The Funds have adopted the disclosure required by this update.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Investment Adviser  is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date:  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 21, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 21, 2012